RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) MXN in Millions, CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD GWh Bcf MMBbls	Dec. 31, 2016 CAD GWh Bcf MMBbls	Dec. 31, 2017 MXN	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Total Derivatives
Derivative Assets	CAD 405	CAD 509
Derivative Liabilities	(459)	(937)
Total Derivatives	(54)	(428)
Total trading activity
Total Derivatives
Derivative Assets	389	480
Derivative Liabilities	(244)	(486)
Total Derivatives	145	(6)
Cash Flow Hedges
Total Derivatives
Derivative Assets	8	12
Derivative Liabilities	(8)	(1)
Total Derivatives	0	11
Fair Value Hedges
Total Derivatives
Derivative Assets	0	1
Derivative Liabilities	(5)	(2)
Total Derivatives	(5)	(1)
Net Investment Hedges
Total Derivatives
Derivative Assets	8	16
Derivative Liabilities	(202)	(448)
Total Derivatives	(194)	(432)
Commodities | Power
Total Derivatives
Derivative Assets	319	479
Derivative Liabilities	CAD (242)	CAD (448)
Commodities | Power | Not designated as hedging instrument | Purchases
Notional and Maturity Summary
Power (in GWH) | GWh	66,132	86,887
Commodities | Power | Not designated as hedging instrument | Sales
Notional and Maturity Summary
Power (in GWH) | GWh	42,836	58,561
Commodities | Natural Gas | Not designated as hedging instrument | Purchases
Notional and Maturity Summary
Natural gas (in BCF and mmbbls) | Bcf	133	182
Commodities | Natural Gas | Not designated as hedging instrument | Sales
Notional and Maturity Summary
Natural gas (in BCF and mmbbls) | Bcf	135	147
Commodities | Liquids | Not designated as hedging instrument | Purchases
Notional and Maturity Summary
Natural gas (in BCF and mmbbls) | MMBbls	6	6
Commodities | Liquids | Not designated as hedging instrument | Sales
Notional and Maturity Summary
Natural gas (in BCF and mmbbls) | MMBbls	7	6
Foreign exchange
Total Derivatives
Derivative Assets	CAD 78	CAD 26
Derivative Liabilities	(212)	(486)
Notional and Maturity Summary
Notional or Principal Amount			MXN 100	$ 2,931	$ 2,394
Foreign exchange | Power
Notional and Maturity Summary
Notional or Principal Amount			0	0	0
Foreign exchange | Natural Gas
Notional and Maturity Summary
Notional or Principal Amount			0	0	0
Foreign exchange | Liquids
Notional and Maturity Summary
Notional or Principal Amount			0	0	0
Interest rate
Total Derivatives
Derivative Assets	8	4
Derivative Liabilities	(5)	(3)
Notional and Maturity Summary
Notional or Principal Amount			MXN 0	$ 2,300	$ 1,550
Other current assets
Total Derivatives
Derivative Assets	332	376
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	320	362
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	4	7
Other current assets | Fair Value Hedges
Total Derivatives
Derivative Assets	0	1
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	8	6
Other current assets | Commodities
Total Derivatives
Derivative Assets	250	357
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	249	351
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	1	6
Other current assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	78	16
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	70	10
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	8	6
Other current assets | Interest rate
Total Derivatives
Derivative Assets	4	3
Other current assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	1	1
Other current assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	3	1
Other current assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	0	1
Other current assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets
Total Derivatives
Derivative Assets	73	133
Intangible and other assets | Total trading activity
Total Derivatives
Derivative Assets	69	118
Intangible and other assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	4	5
Intangible and other assets | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Net Investment Hedges
Total Derivatives
Derivative Assets	0	10
Intangible and other assets | Commodities
Total Derivatives
Derivative Assets	69	122
Intangible and other assets | Commodities | Commodities
Total Derivatives
Derivative Assets	69	118
Intangible and other assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	4
Intangible and other assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Foreign exchange
Total Derivatives
Derivative Assets		10
Intangible and other assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets		0
Intangible and other assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets		0
Intangible and other assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Intangible and other assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets		10
Intangible and other assets | Interest rate
Total Derivatives
Derivative Assets	4	1
Intangible and other assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	4	1
Intangible and other assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Intangible and other assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(387)	(607)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(218)	(368)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(6)	(1)
Accounts payable and other | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(4)	(1)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(159)	(237)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(214)	(330)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(208)	(330)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(6)	0
Accounts payable and other | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(169)	(275)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(10)	(38)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(159)	(237)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(4)	(2)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	(1)
Accounts payable and other | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(4)	(1)
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(72)	(330)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(26)	(118)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(2)	0
Other long-term liabilities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(43)	(211)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(28)	(118)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(26)	(118)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(2)	0
Other long-term liabilities | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(43)	(211)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(43)	(211)
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(1)	(1)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized (losses)/gains in the year ended December 31	(3)	(28)
Net realized (losses)/gains in the year ended December 31	(1)	0
Other Restricted Investments
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized (losses)/gains in the year ended December 31	1	(1)
Net realized (losses)/gains in the year ended December 31	0	0
Fixed income securities | LMCI Restricted Investments
Fair value
Fixed income securities (maturing within 1 year)	0	0
Fixed income securities (maturing within 1-5 years)	0	0
Fixed income securities (maturing within 5-10 years)	14	9
Fixed income securities (maturing after 10 years)	790	513
Fixed income securities	804	522
Fixed income securities | Other Restricted Investments
Fair value
Fixed income securities (maturing within 1 year)	23	19
Fixed income securities (maturing within 1-5 years)	107	117
Fixed income securities (maturing within 5-10 years)	0	0
Fixed income securities (maturing after 10 years)	0	0
Fixed income securities	CAD 130	CAD 136